2. PRELIMINARY PURCHASE PRICE ALLOCATION (in thousands) (Details) (USD $)	Jul. 06, 2012
Tangible Assets:
Accounts receivable	$ 3,114
Prepaid assets	5
Equipment held for resale	1,367
Property, plant and equipment	70,464
Deposits	50
Air Credits	72
Investments	25
Total Tangible Assets Acquired	75,097
Liabilities Assumed
Accounts payable	(6)
Identified Intangible Assets
Permits	926
Net Assets Acquired	$ 76,017